PROPERTY AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2015
Property, Plant and Equipment [Abstract]
PROPERTY AND EQUIPMENT, NET
5.	PROPERTY AND EQUIPMENT, NET

	December 31,
	2015	2014
Cost
Buildings	$4,944,672	$2,693,256
Furniture, fixtures and equipment	885,724	607,423
Leasehold improvements	775,422	588,454
Plant and gaming machinery	228,591	197,740
Transportation	88,590	84,441
Construction in progress	563,720	1,935,391

Sub-total	7,486,719	6,106,705
Less: accumulated depreciation and amortization	(1,726,490)	(1,410,314)

Property and equipment, net	$5,760,229	$4,696,391

As of December 31, 2015 and 2014, construction in progress in relation to City of Dreams, Studio City and City of Dreams Manila included interest capitalized in accordance with applicable accounting standards and other direct incidental costs capitalized (representing insurance, salaries and wages and certain other professional charges incurred) which, in the aggregate, amounted to $69,311 and $219,141, respectively.

The cost and accumulated depreciation and amortization of property and equipment held under capital lease arrangements were $251,176 and $14,322 as of December 31, 2015 and $265,781 and $711 as of December 31, 2014, respectively. Further information of the lease arrangements is included in Note 12.